RESTRICTED NET ASSETS - Additional Information (Details) $ in Thousands	Jun. 30, 2024 USD ($)
RESTRICTED NET ASSETS
Restricted net assets	$ 326,146
Restricted assets attributable to VIEs	131,625
Statutory reserves	$ 194,521